Consolidated Balance Sheets - USD ($)	Feb. 28, 2015	Aug. 31, 2014
CURRENT ASSETS
Cash	$ 18,428	$ 24,033
Accounts receivable	123,905	75,216
Other receivables		4,632
Food inventory	102,793	103,367
Prepaid expenses	272,741	111,678
Debt issuance costs, net of amortization of $4,916 and $-0-, respectively	157,754
Total Current Assets	675,621	318,926
OTHER ASSETS
Prepaid franchise and territory rights fees, net	832,708	897,846
Property and equipment, net	4,224,184	3,418,743
Total Assets	5,732,513	4,635,515
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,704,351	933,507
Deferred revenue	66,392	95,186
Related party notes payable	1,205,072	0
Short-term notes payable, net of debt discounts of $64,079 and $161,899, respectively	7,389,150	7,366,299
Short-term convertible notes payable, net of debt discounts of $106,300 and $-0-, respectively	1,193,700	300,000
Derivative liability	1,562,718
Total Current Liabilities	15,121,383	8,694,992
LONG-TERM LIABILITIES
Long-term notes payable	500,000	500,000
Long-term convertible notes payable	550,000	550,000
Total Liabilities	16,171,383	9,744,992
Class B membership units, no par value, 8 units authorized, 7 and 2 units issued and outstanding, respectively, net of subscriptions receivable of $600,000 and $-0-, respectively	2,900,000	1,000,000
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 150,000,000 shares authorized, 45,633,262 and 42,570,975 shares issued and outstanding	45,636	42,572
Additional paid-in capital	17,384,961	14,311,918
Accumulated deficit	(30,887,559)	(20,463,967)
Total Stockholders' Deficit	(13,338,870)	(6,109,477)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 5,732,513	$ 4,635,515
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock	$ 118,092